Consolidated Schedule of Investments (Parenthetical) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	$ (28,598)
Unrealized Appreciation / (Depreciation)	8,506
Fair Value	(28,598)						$ 0
Notional Amount	2,450,000
Upfront Payments/Receipts	$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,390
Notional Amount to be Sold | €				€ 2,097
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 87
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,294
Notional Amount to be Sold | €				€ 1,960
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 77
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 6,165
Notional Amount to be Sold					$ 9,518
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 248
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Wells Fargo Bank, N.A., Company Settlement Date November 17, 2026
Open Forward Foreign Currency Contract [Line Items]
Description							us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased							$ 6,165
Notional Amount to be Sold											$ 9,518
Counterparty							asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 20,510
Notional Amount to be Sold			$ 27,531
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 841
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 4,503
Notional Amount to be Sold					$ 6,062
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 138
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 20,350
Notional Amount to be Sold			$ 29,231
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 9
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Wells Fargo Bank, N.A. 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,017
Notional Amount to be Sold | €				€ 1,391
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 24
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Wells Fargo Bank, N.A., Company Settlement Date November 16, 2026
Open Forward Foreign Currency Contract [Line Items]
Description							us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased							$ 1,017
Notional Amount to be Sold									$ 1,391
Counterparty							asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 98,069
Notional Amount to be Sold | £		£ 95,089
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 941
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 10
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 50
Notional Amount to be Sold | €				€ 45
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 11
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 49
Notional Amount to be Sold | €				€ 44
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 12
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 45
Notional Amount to be Sold | €				€ 43
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,725
Notional Amount to be Sold | €				€ 2,456
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 116
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,164
Notional Amount to be Sold | €				€ 1,938
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 100
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 972
Notional Amount to be Sold | €				€ 858
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 42
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 6
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 482
Notional Amount to be Sold | €				€ 440
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 26
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 7
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 81
Notional Amount to be Sold | €				€ 72
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 8
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 51
Notional Amount to be Sold | €				€ 45
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 9
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 50
Notional Amount to be Sold | €				€ 45
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 44,113
Notional Amount to be Sold | £		£ 42,176
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 832
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 20,138
Notional Amount to be Sold					$ 18,133
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 473
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,552
Notional Amount to be Sold | €				€ 1,396
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 17
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,525
Notional Amount to be Sold | €				€ 1,396
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 19
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,422
Notional Amount to be Sold | €				€ 1,312
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 63
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 5
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 747
Notional Amount to be Sold | €				€ 698
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 10
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A., Company Settlement Date January 26, 2024
Open Forward Foreign Currency Contract [Line Items]
Description							us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased							$ 8,380
Notional Amount to be Sold | €										€ 7,826
Counterparty							asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 49,967
Notional Amount to be Sold			$ 39,278
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 928
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 21,351
Notional Amount to be Sold | €				€ 16,784
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 402
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 8,569
Notional Amount to be Sold					$ 6,582
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 336
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 5,684
Notional Amount to be Sold | kr						kr 4,502
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 69
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 4,217
Notional Amount to be Sold | €				€ 3,347
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 42
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 18,890
Notional Amount to be Sold					$ 15,184
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (52)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 15,895
Notional Amount to be Sold					$ 12,458
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 313
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 874
Notional Amount to be Sold | €				€ 720
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (25)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 583
Notional Amount to be Sold | €				€ 480
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (17)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A., Company Settlement Date August 21, 2026
Open Forward Foreign Currency Contract [Line Items]
Description							us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased							$ 14,240
Notional Amount to be Sold | £								£ 11,532
Counterparty							asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A., Company Settlement Date March 31, 2025
Open Forward Foreign Currency Contract [Line Items]
Description							us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased							$ 583
Notional Amount to be Sold | £								£ 480
Counterparty							asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A., Company Settlement Date March 31, 2026
Open Forward Foreign Currency Contract [Line Items]
Description							us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased							$ 874
Notional Amount to be Sold | £								£ 720
Counterparty							asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: NOK, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,502
Notional Amount to be Sold | €				€ 27,017
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 128
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,328
Notional Amount to be Sold | €				€ 2,178
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 92
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 39
Notional Amount to be Sold | €				€ 62
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 37
Notional Amount to be Sold | €				€ 60
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 37
Notional Amount to be Sold | €				€ 59
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 2
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 35
Notional Amount to be Sold | €				€ 55
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 2
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 5
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 34
Notional Amount to be Sold | €				€ 54
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 2
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 6
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 33
Notional Amount to be Sold | €				€ 52
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 2
Open Forward Foreign Currency Contract, Identifier [Axis]: Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 307,682
Notional Amount to be Sold | £		£ 910,877
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 2,198
March 2028 Notes [Member] | Interest Rate Swap [Member]
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	(1,505)
Fair Value	$ (1,505)
Company Receives	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
Notional Amount	$ 1,000,000
Upfront Payments/Receipts	$ 0
March 2028 Notes [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Open Forward Foreign Currency Contract [Line Items]
Company Receives	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
Fund Pays	1.649%	1.649%	1.649%	1.649%	1.649%	1.649%
August 2029 Notes [Member] | Interest Rate Swap [Member]
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	$ 926
Fair Value	$ 926
Company Receives	6.35%	6.35%	6.35%	6.35%	6.35%	6.35%
Notional Amount	$ 700,000
Upfront Payments/Receipts	$ 0
August 2029 Notes [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Open Forward Foreign Currency Contract [Line Items]
Company Receives	6.35%	6.35%	6.35%	6.35%	6.35%	6.35%
Fund Pays	2.208%	2.208%	2.208%	2.208%	2.208%	2.208%
February 2030 Notes [Member] | Interest Rate Swap [Member]
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	$ (28,019)
Fair Value	$ (28,019)
Company Receives	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%
Notional Amount	$ 750,000
Upfront Payments/Receipts	$ 0
February 2030 Notes [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Open Forward Foreign Currency Contract [Line Items]
Company Receives	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%
Fund Pays	2.302%	2.302%	2.302%	2.302%	2.302%	2.302%